Cash and Cash Equivalents - Reconciliation of Assets and Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period		$ (25,094,177)	$ (25,796,721)
Cash Flows (Inflows)/ Outflows		(650,440)	732,743
Addition		(10,104,089)	65,381
Foreign exchange movement		60,333	(82,989)
Others		9,899,673	(12,591)
Liabilities arising from financing activities at end of period		(25,888,700)	(25,094,177)
Cash and cash equivalents at the end of the year		2,939,187	908,077
Receivables from government grants		45,806	51,660
Receivables, prepayments and other assets		1,056
Debt
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period		(2,337,955)	(2,729,167)
Cash Flows (Inflows)/ Outflows		265,127	483,072
Addition		(5)	(13,529)
Foreign exchange movement		50,714	(64,473)
Others		9,020	(13,858)
Liabilities arising from financing activities at end of period		(2,013,099)	(2,337,955)
Lease obligations
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period		(464,512)	(519,169)
Cash Flows (Inflows)/ Outflows		78,260	73,249
Addition		(52,472)	(623)
Foreign exchange movement		11,936	(19,236)
Others		1,270	1,267
Liabilities arising from financing activities at end of period		(425,518)	(464,512)
Loan from Shareholder
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period		(10,680,687)	(11,167,687)
Cash Flows (Inflows)/ Outflows		568,000	487,000
Others		10,112,687
Liabilities arising from financing activities at end of period		0	(10,680,687)
Share capital
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period		(10,000)	(10,000)
Cash Flows (Inflows)/ Outflows		(637)
Liabilities arising from financing activities at end of period		(10,637)	(10,000)
Additional Paid-In Capital
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period		(11,707,515)	(11,706,535)
Cash Flows (Inflows)/ Outflows		(1,443,859)
Addition	$ 10,112,687
Addition		(10,112,687)	(980)
Others		(223,402)
Liabilities arising from financing activities at end of period		(23,487,463)	(11,707,515)
Employee Incentive Credits
Changes in liabilities arising from financing activities [abstract]
Cash and cash equivalents at the end of the year			22,057
Restricted cash
Changes in liabilities arising from financing activities [abstract]
Assets arising from financing activities at beginning of period		35,654	34,399
Cash Flows (Inflows)/ Outflows		(34,499)	1,255
Assets arising from financing activities at beginning of period		1,155	35,654
Government grants receivable
Changes in liabilities arising from financing activities [abstract]
Assets arising from financing activities at beginning of period		29,603	126,140
Cash Flows (Inflows)/ Outflows		(40,600)	(177,322)
Addition		60,176	80,065
Foreign exchange movement		(2,317)	720
Assets arising from financing activities at beginning of period		46,862	29,603
Cash and cash equivalents at the end of the year		46,862	29,603
Other receivables
Changes in liabilities arising from financing activities [abstract]
Assets arising from financing activities at beginning of period		41,235	175,298
Cash Flows (Inflows)/ Outflows		(42,232)	(134,511)
Addition		899	448
Others		98
Assets arising from financing activities at beginning of period		$ 0	$ 41,235